Business Combinations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 acquisition	Apr. 29, 2011 UAM Medicare Part D Business
Business combinations
Purchase price consideration of acquired entity		$ 1,300,000,000
Fair value of assets acquired		2,400,000,000
Fair value of liabilities assumed		1,100,000,000
Fair value of acquired intangible assets		400,000,000
Fair value of goodwill		$ 1,000,000,000
Number of immaterial acquisitions	2